5. INVENTORY (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Tables
Components of inventory

The components of inventory at December 31, consisted of the following:

	December 31,	December 31,
	2012	2011

Raw Materials	$6,105,000	$5,209,000
Work In Progress	16,730,000	12,094,000
Finished Goods	6,653,000	7,021,000
Progress Payments Received	(525,000)	-
Inventory Reserve	(2,224,000)	(1,803,000)
Total Inventory	$26,739,000	$22,521,000